NATURE OF OPERATIONS (Details)	Oct. 01, 2023	Jun. 19, 2023
Disclosure of detailed information about business combination [line items]
Pre-consolidation common shares per one post-consolidation common shares, ratio		4
Organic Inc.
Disclosure of detailed information about business combination [line items]
Equity interest acquired	100.00%